Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Property, Plant and Equipment
8.	Property, Plant and Equipment
Reconciliation of the carrying amounts of property, plant and equipment for the fiscal years ended March 31, 2019 and 2020, is as follows:

	JPY (millions)
Carrying amounts	Buildings and structures	Machinery and equipment	Tools, furniture and fixtures	Land	Construction in progress	Right-of-use assets	Total
As of April 1, 2018	181,508	46,319	83,038	68,794	19,931	—	399,590
Acquisitions	6,148	2,625	6,475	392	47,048	—	62,688
Acquisitions through business combinations	846	123	1,174	38	—	—	2,181
Reclassifications	8,646	10,438	38,618	(32)	(34,834)	—	22,836
Depreciation	(14,445)	(12,592)	(37,368)	—	—	—	(64,405)
Impairment losses	(3,953)	(256)	(1,856)	(1,509)	(128)	—	(7,702)
Disposals	(1,205)	(862)	(763)	(764)	(2,917)	—	(6,511)
Foreign currency translation adjustments	65	(31)	26	51	33	—	144

As of March 31, 2019	177,610	45,764	89,344	66,970	29,133	—	408,821

Impact of changes in accounting policies	(772)	(126)	(3,221)	—	—	179,818	175,699

Beginning balance as adjusted	176,838	45,638	86,123	66,970	29,133	179,818	584,520

Acquisitions	3,338	3,239	8,145	175	52,528	31,000	98,425
Reclassifications	25,191	10,058	38,642	(923)	(54,084)	—	18,884
Depreciation	(15,439)	(12,228)	(41,766)	—	—	(53,917)	(123,350)
Impairment losses	(918)	(23)	(687)	(982)	(132)	(559)	(3,301)
Reversal of impairment loss	—	—	—	150	—	—	150
Disposals	(629)	(553)	(1,301)	(273)	(4,738)	(3,410)	(10,904)
Transfer to assets held for sale	(425)	(1,072)	(513)	(725)	(111)	(1,089)	(3,935)
Foreign currency translation adjustments	(270)	(342)	(516)	(28)	(95)	(1,161)	(2,412)

As of March 31, 2020	187,686	44,717	88,127	64,364	22,501	150,682	558,077

	JPY (millions)
Cost	Buildings and structures	Machinery and equipment	Tools, furniture and fixtures	Land	Construction in progress	Right-of-use assets	Total
As of April 1, 2018	545,067	258,411	419,497	75,255	19,943	—	1,318,173
As of March 31, 2019	550,115	249,618	427,384	75,373	29,133	—	1,331,623
As of March 31, 2020	558,814	241,499	420,597	72,768	22,608	206,338	1,522,624

	JPY (millions)
Accumulated depreciation and accumulated impairment losses	Buildings and structures	Machinery and equipment	Tools, furniture and fixtures	Land	Construction in progress	Right-of-use assets	Total
As of April 1, 2018	363,559	212,092	336,459	6,461	12	—	918,583
As of March 31, 2019	372,505	203,854	338,040	8,403	—	—	922,802
As of March 31, 2020	371,128	196,782	332,470	8,404	107	55,656	964,547
The “Reclassifications” in the table above for the fiscal years ended March 31, 2019 and 2020, includes the transfer from inventories under current assets.

Carrying amounts of leased assets under finance leases included within property, plant and equipment as of March 31, 2019, were as follows:

JPY (millions)
2019
Buildings and structures	772
Machinery and equipment	126
Tools, furniture and fixtures	3,221

Total	4,119

Pledged assets as of March 31, 2019 and 2020, were as follows:

	JPY (millions)
	2019	2020
Land	3,417	128
Others	828	666

Total	4,245	794

Impairment losses
Impairment losses are included in other operating expenses in the consolidated statements of profit or loss. The aggregate amount of impairment losses is disclosed in Note 10 “Impairment Losses of
Non-Financial
Assets.”
During the fiscal year ended March 31, 2019, the NEC Group recorded impairment losses of 3,584 million JPY mainly over buildings and structures, machinery and equipment, tools, furniture and fixtures, and land in the corporate research facilities. The losses are included in corporate expenses, and are not allocated to any reportable segment. The recoverable amount was measured based on the fair value less costs of disposal. As the assets were measured using the significant unobservable inputs such as discount rate, terminal capitalization rate, and average rent growth rate, their fair value measurements are classified as Level 3 in the fair value hierarchy.
During the fiscal year ended March 31, 2020, the NEC Group recorded impairment losses of 1,788 million JPY mainly over buildings and structures, tools, furniture and fixtures, and land in training facilities. The losses are allocated to Network Services segment. The recoverable amount was measured based on the fair value less costs of disposal. As the assets were measured using the significant unobservable inputs such as discount rate, terminal capitalization rate, and average rent growth rate, their fair value measurements are classified as Level 3 in the fair value hierarchy.
As a result of the assessment of the impact of uncertainties introduced by the
COVID-19
pandemic, the management of the NEC Group has determined that the impact of the
COVID-19
pandemic on the NEC Group’s long-term financial results would not be significant, given the business environment of the ICT industry in which the NEC Group operates, and accordingly there was not a material impact on the determination of the recoverable amounts at March 31, 2020.